MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	12/01/11-12/31/11
Determination Date	1/9/2012
Distribution Date	1/17/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$597,624,654.73
2.	Collections allocable to Principal				$16,970,707.87
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$681,983.42

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)				$579,971,963.44

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				38,291

7.	Initial Pool Balance				$650,000,011.61

8.	Note Balances		Beginning of Period	End of Period

	a.	Class A-1 Note Balance	$49,648,408.18		$32,172,243.81
	b.	Class A-2 Note Balance	$213,000,000.00		$213,000,000.00
	c.	Class A-3 Note Balance	$166,000,000.00		$166,000,000.00
	d.	Class A-4 Note Balance	$128,222,000.00		$128,222,000.00
	e.	Class B Note Balance	$12,026,000.00		$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00		$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00		$7,801,000.00

	h.	Note Balance (sum a - g)	$591,648,408.18		$574,172,243.81

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.4597075		0.2978911
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9102283		0.8833419

10.	Overcollateralization Target Amount				$5,799,719.63
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,799,719.63

12.	Weighted Average Coupon			%	8.94%
13.	Weighted Average Original Term			months	65.60
14.	Weighted Average Remaining Term			months	56.30

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,565,444.06
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,565,444.06

16.	Principal:
	a.	Collections allocable to Principal			$16,970,707.87
	b.	Liquidation Proceeds allocable to Principal			$179,695.08

	c.	Purchase Amount allocable to Principal	$0.00
	d.	Available Principal Collections (sum a - c)	$17,150,402.95

17.	Total Finance Charge and Principal Collections (15d+16d)		$21,715,847.01
18.	Interest Income from Collection Account		$1,347.17
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$21,717,194.18

Available Funds

21.	Available Collections		$21,717,194.18
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$21,717,194.18

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$498,020.55
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$498,020.55

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,735.15
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,735.15

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$14,157.12
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$14,157.12

	e.	Class A-2 Monthly Interest	$120,700.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$120,700.00

	i.	Class A-3 Monthly Interest	$125,883.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$125,883.33

	m.	Class A-4 Monthly Interest	$144,249.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$144,249.75

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,845.07
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,845.07

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,643.02
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,643.02

32.	Tertiary Principal Distributable Amount		$3,875,444.74

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$23,468.01
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$23,468.01

34.	Quaternary Principal Distributable Amount		$7,801,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$12,660,146.74

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,799,719.63

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,565,444.06
	b.	Total Daily Deposits of Principal Collections	$17,150,402.95
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,347.17

	e.	Total Deposits to Collection Account (sum a - d)	$21,717,194.18

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$498,020.55
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,735.15
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,958,110.67
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,257,327.81

	f.	Total Withdrawals from Collection Account (sum a - e)	$21,717,194.18

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$14,157.12
	b.	Class A-2 Interest Distribution	$120,700.00
	c.	Class A-3 Interest Distribution	$125,883.33
	d.	Class A-4 Interest Distribution	$144,249.75
	e.	Class B Interest Distribution	$20,845.07
	f.	Class C Interest Distribution	$32,643.02
	g.	Class D Interest Distribution	$23,468.01

	h.	Class A-1 Principal Distribution	$17,476,164.37
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$17,958,110.67

44.	Withdrawals
	a.	Class A-1 Distribution	$17,490,321.49
	b.	Class A-2 Distribution	$120,700.00
	c.	Class A-3 Distribution	$125,883.33
	d.	Class A-4 Distribution	$144,249.75

	e.	Class B Distribution	$20,845.07
	f.	Class C Distribution	$32,643.02
	g.	Class D Distribution	$23,468.01

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$17,958,110.67

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,257,327.81
	b.	Reserve Account surplus (Ln 55)	$117.37

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,257,445.18

46.	Withdrawals
	a.	Certificateholder Distribution	$3,257,445.18

	b.	Total Withdrawals from Certificate Payment Account	$3,257,445.18

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$574,172,243.81

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$117.37
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,117.37
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$117.37

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$498,020.55
60.	Amount to be paid to Backup Servicer from the Collection Account		$3,735.15
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$17,958,110.67
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,257,327.81
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$117.37
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$17,490,321.49
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$120,700.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$125,883.33
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$144,249.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus	$3,257,445.18

Net Loss and Delinquency Activity
73.	Net Losses with respect to preceding Collection Period			$502,288.34
74.	Cumulative Net Losses			$561,668.46
75.	Cumulative Net Loss Percentage			0.0864%

76.	Delinquency Analysis		Number of Loans	Principal Balance

	a.	31 to 60 days past due	530	$7,571,513.70
	b.	61 to 90 days past due	125	$1,713,783.22
	c.	91 or more days past due	63	$912,296.45

	d.	Total Past Due (sum a-c)	718	10,197,593.37

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,542,141,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer